SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 1,090,641
2025 [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	256,434
2026 and beyond [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 834,207